Derivative Liabilities - Assumptions Used to Calculate Fair Value (Parenthetical) (Detail)					3 Months Ended			12 Months Ended
		Feb. 24, 2016	Dec. 31, 2015	Dec. 30, 2015	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015
Maximum
Derivative [Line Items]
Percentage of common stock outstanding				19.90%
Series D Warrant
Derivative [Line Items]
Dividend yield				0.00%
Debt instrument, conversion feature								The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
Conversion feature, threshold consecutive trading days								5 days
Series D Warrant | US Treasury Bill Securities
Derivative [Line Items]
Contractual Term				5 years	5 years
Series E Warrants
Derivative [Line Items]
Contractual Term		6 years 4 days			5 years 10 months 28 days
Dividend yield					0.00%	[1]	0.00%
Series E Warrants | US Treasury Bill Securities
Derivative [Line Items]
Contractual Term					5 years
Convertible Notes Payable
Derivative [Line Items]
Contractual Term				1 year 3 months 29 days	1 year 29 days
Dividend yield				0.00%	0.00%
Expected probability of shareholder approval	[2]			85.00%
Convertible Notes Payable | US Treasury Bill Securities
Derivative [Line Items]
Contractual Term				1 year 6 months	1 year
Convertible Notes Payable | Maximum
Derivative [Line Items]
Percentage of common stock outstanding				19.90%
Subordination Warrants | Series D Warrant
Derivative [Line Items]
Contractual Term			5 years 6 months		5 years 3 months
Dividend yield					0.00%

[1]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[2]	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.